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                                                  (RIVERSOURCE INVESTMENTS LOGO)

  PROSPECTUS/STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT -- APRIL 21,
                                      2009

FUND (PROSPECTUS DATE)                                    PROSPECTUS FORM #          SAI (DATE) FORM #
RiverSource U.S. Government Mortgage Fund (7/30/2008)     S-6245-99 K (7/08)       (4/1/2009) S-6500 AW



Effective April 21, 2009, the information following the second paragraph in the Investment Manager section is revised to state the following:

Portfolio Manager(s). The portfolio manager[s] responsible for the day-to-day management of the Fund are:

Todd White, Portfolio Manager

- Managed the Fund since 2008.

- Leader of the liquid assets sector team.

- Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

- Began investment career in 1986.

- BS, Indiana University.

Jason J. Callan, Co-Portfolio Manager

- Co-managed the Fund since 2009.

- Sector manager on liquid assets sector team.

- Joined RiverSource Investments in 2007.

- Trader, Principal Investment Activities Group, GMAC ResCap, 2004 to 2007.

- Began investment career in 2004.

- MBA, University of Minnesota.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Table 19. Portfolio Managers, of the SAI is revised as follows. Unless otherwise specified, reporting information is provided as of the fiscal year end noted:


----------------------------------------------------------------------------------------------------------------
                          OTHER ACCOUNTS MANAGED (excluding the fund)
                     ---------------------------------------------------

           PORTFOLIO   NUMBER AND      APPROXIMATE                         OWNERSHIP    POTENTIAL   STRUCTURE OF
  FUND      MANAGER      TYPE OF          TOTAL        PERFORMANCE BASED    OF FUND     CONFLICTS   COMPENSATION
                        ACCOUNT*       NET ASSETS         ACCOUNTS(a)       SHARES     OF INTEREST
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH A FISCAL PERIOD ENDED MAY 31
----------------------------------------------------------------------------------------------------------------
U.S.      Todd        12 RICs
Govern-   White(b)    5 PIVs        $10.29 billion    3 RICs ($1.01 B);
ment                  40 other      $1.66 billion     1 other account
Mortgage              accounts(d)   $16.02 billion    ($113.3 M)          None             (2)          (35)
         ---------------------------------------------------------------
          Jason J.
          Callan(c)   None          N/A               N/A
----------------------------------------------------------------------------------------------------------------



  * RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
  (a) Number of accounts for which the advisory fee paid is based on part of wholly on performance the aggregate net assets in those accounts.
  (b) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of Jan. 31, 2009.
  (c) The portfolio manager began managing the fund as of April 2009; therefore reporting information is as of March 31, 2009.
  (d) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

The rest of this section remains the same.

S-6245-1 D (4/09)